EVENTS AFTER THE REPORTING PERIOD (Details Textual)							12 Months Ended
	Mar. 11, 2024 USD ($)	Mar. 08, 2024 USD ($)	Feb. 29, 2024 USD ($) vessels	Feb. 23, 2024 USD ($)	Feb. 06, 2024 USD ($)	Jan. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement1 [Line Items]
Proceeds from sales of property plant and equipment							$ 16,000	$ 298,000	$ 21,000
Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Number of vessels to be pruchased							11
Senior Secured Credit Facility Six [Member] | Grindrod Shipping Pte Ltd [Member]
Statement1 [Line Items]
Debt instrument face value			$ 114,100,000
Borrowings Availed [Member] | Senior Secured Revolving Credit Facility With Nordea Bank Singapore Branch [Member] | Grindrod Shipping Pte Ltd [Member]
Statement1 [Line Items]
Line of credit maximum borrowing capacity			83,000,000
Line of credit additional facility eligible			$ 30,000,000
Period over which the additional faciltiy may be availed			36 months
Proceeds from non current borrowings		$ 83,000,000
Number of vessels to be pruchased | vessels			8
Loan Facility Availed [Member] | Loan From IYO Bank [Member]
Statement1 [Line Items]
Debt instrument face value					$ 20,200,000
Ships [member] | Other disposals of assets [member] | IVS Kingbird [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment						$ 10,395,000
Ships [member] | Other disposals of assets [member] | IVS ibis [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment				$ 11,700,000
Ships [member] | Other disposals of assets [member] | IVS Naruo [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment	$ 22,500,000
Ships [member] | Vessel Sold And Chartered [Member] | IVS Naruo [Member] | Option To Purchase The Ship Sold And Chartered [Member]
Statement1 [Line Items]
Capital commitements not contracted for	$ 25,000,000
Ships [member] | Vessel Sold And Chartered [Member] | IVS Naruo [Member] | Bottom of range [member]
Statement1 [Line Items]
Period of charter of the vessel	11 months
Ships [member] | Vessel Sold And Chartered [Member] | IVS Naruo [Member] | Top of range [member]
Statement1 [Line Items]
Period of charter of the vessel	13 months
Ships [member] | Acquisition Of A Ship [Member] | HB Imabari [Member]
Statement1 [Line Items]
Final payment made to acquire ship					$ 20,200,000